COMMON STOCK AND STOCK INCENTIVE PLANS (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMON STOCK AND STOCK INCENTIVE PLANS
Market value of shares as reported by NASDAQ	$ 3.09
Unrecognized compensation cost related to unvested stock options and restricted stock and restricted stock units
Unrecognized compensation cost	$ 2.8	$ 3.7	$ 2.8
Expected weighted-average period of unrecognized cost	3 years 3 months 14 days	2 years 11 months 23 days	2 years 3 months
Stock options
COMMON STOCK AND STOCK INCENTIVE PLANS
Weighted average remaining contractual life of options exercisable	1 year 7 months 17 days
Weighted average remaining contractual life of options expected to vest	3 years 1 month 10 days
Weighted average fair value of options granted (in dollars per share)	$ 1.97	$ 1.71	$ 3.90
Fair values of stock-based payment awards estimated using the Black-Scholes option pricing model
Expected term	4 years 7 months 6 days	2 years 10 months 6 days	3 years 11 months 12 days
Weighted average risk-free interest rate (as a percent)	0.56%	0.58%	1.40%
Expected dividend rate (as a percent)	0.00%	0.00%	0.00%
Volatility (as a percent)	79.00%	75.00%	83.00%